9. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		R$ 18,046,864
Effect of foreign exchange differences		15,136
Acquisitions		2,492,669
Capitalized interest		117,189	R$ 71,611
Write-off		(114,603)
Depreciation		(1,466,219)
Transfer to intangible assets		(11,896)
Right of use- Initial recognition		640,989
Right of use - Remesurement		(151,558)
ARO Update		225,125
Transfer to Investment Property		(101,195)
Consolidation CBSI		9,123
Others		(680)
Balance at end		19,700,944	18,046,864
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		30,269,600
Capitalized interest
Balance at end		33,154,403	30,269,600
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(12,222,736)
Capitalized interest
Balance at end		(13,453,459)	(12,222,736)
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Acquisitions		43,111
Write-off		(1,354)
Depreciation		(58,843)
Right of use- Initial recognition		640,989
Right of use - Remesurement		(151,558)
Balance at end		472,345
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Capitalized interest
Right of use- Initial recognition		531,044
Balance at end		531,044
Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Capitalized interest
Right of use- Initial recognition		(58,699)
Balance at end		(58,699)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		287,854
Effect of foreign exchange differences		1,499
Acquisitions		6,125
Write-off		(2,143)
Transfers to other asset categories		790
Transfer to Investment Property		(67,176)
Balance at end		226,949	287,854
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		287,854
Capitalized interest
Right of use - Remesurement
Balance at end		226,949	287,854
Land [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Capitalized interest
Balance at end
Land [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		556,133
Land [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		401,746
Land [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		(21,180)
Buildings and Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		2,678,638
Effect of foreign exchange differences		2,978
Acquisitions		16,116
Capitalized interest		13
Write-off		(130)
Depreciation		(135,313)
Transfers to other asset categories		294,872
Transfer to intangible assets		(31)
ARO Update		225,125
Transfer to Investment Property		(20,030)
Balance at end		3,062,238	2,678,638
Buildings and Infrastructure [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,751,429
Capitalized interest
Balance at end		4,250,471	3,751,429
Buildings and Infrastructure [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(1,072,791)
Capitalized interest
Balance at end		(1,188,233)	(1,072,791)
Buildings and Infrastructure [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		54,513
Buildings and Infrastructure [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		73,344
Buildings and Infrastructure [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		(9,190)
Machinery, Equipment and Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		11,687,271
Effect of foreign exchange differences		8,033
Acquisitions		459,460
Write-off		(80,426)
Depreciation		(1,241,026)
Transfers to other asset categories		1,766,047
Consolidation CBSI		4,940
Others		(680)
Balance at end		12,603,619	11,687,271
Machinery, Equipment and Facilities [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		22,426,782
Capitalized interest
Balance at end		24,372,514	22,426,782
Machinery, Equipment and Facilities [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(10,739,511)
Capitalized interest
Balance at end		(11,768,895)	(10,739,511)
Machinery, Equipment and Facilities [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		9,783
Machinery, Equipment and Facilities [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		39,455
Machinery, Equipment and Facilities [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		(15,311)
Fixtures and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		30,530
Effect of foreign exchange differences		106
Acquisitions		1,763
Write-off		(1)
Depreciation		(5,999)
Transfers to other asset categories		2,629
Consolidation CBSI		(573)
Balance at end		28,455	30,530
Fixtures and Fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		165,331
Capitalized interest
Balance at end		170,229	165,331
Fixtures and Fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(134,801)
Capitalized interest
Balance at end		(141,774)	(134,801)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,282,436
Effect of foreign exchange differences		2,464
Acquisitions		1,924,520
Capitalized interest		117,176
Write-off		(30,400)
Transfers to other asset categories		(2,053,290)
Transfer to intangible assets		(11,865)
Transfer to Investment Property		(13,989)
Balance at end		3,217,052	3,282,436
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,282,436
Capitalized interest
Balance at end		3,217,052	3,282,436
Construction in progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Capitalized interest
Balance at end
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[1]	80,135
Effect of foreign exchange differences	[1]	56
Acquisitions	[1]	41,574
Write-off	[1]	(149)
Depreciation	[1]	(25,038)
Transfers to other asset categories	[1]	(11,048)
Consolidation CBSI	[1]	4,756
Balance at end	[1]	90,286	80,135
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[1]	355,768
Capitalized interest	[1]
Balance at end	[1]	386,144	355,768
Other [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[1]	(275,633)
Capitalized interest
Balance at end	[1]	(295,858)	R$ (275,633)
Other [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		20,560
Other [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		16,499
Other [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition		R$ (13,018)

[1]	Refer basically to railway assets such as courtyards, tracks, mines and dormant and in the group leasehold improvements, vehicles, hardware.